Cover Document	Feb. 18, 2026
Cover [Abstract]
Entity Central Index Key	0000215466
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock (par value $.01 per share)
Entity Incorporation, State or Country Code	DE
Document Type	8-K/A
Document Period End Date	Feb. 18, 2026
Entity Registrant Name	Coeur Mining, Inc.
Entity File Number	1-8641
Entity Tax Identification Number	82-0109423
Entity Address, Address Line One	200 South Wacker Drive
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	489-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CDE
Security Exchange Name	NYSE
Amendment Flag	true
Amendment Description	On February 18, 2026, Coeur Mining, Inc. (the “Company”) issued a press release announcing its financial results for the quarter and year ended December 31, 2025 (the “Press Release”). A copy of the Press Release was furnished as Exhibit 99.1 to a Current Report on Form 8-K filed by the Company on February 18, 2026. The previously reported fourth quarter GAAP net income per diluted share was inadvertently stated as $0.29. The figure has been corrected to $0.33. An updated Press Release has been furnished as Exhibit 99.1 to a Current Report on Form 8-K/A filed by the Company on February 19, 2026. The updated Press Release shall be deemed furnished, not filed, for purposes of this Current Report on Form 8-K/A.